INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
Schedule of current and deferred component of income tax expenses (benefits) which were substantially attributable to the Company's PRC subsidiaries and VIE and VIE's subsidiaries
	Years ended December 31,
	2015	2016	2017

Current income tax expenses	$3,124	$2,470	$4,479
Deferred income tax expenses	-	-	-
Total income tax expenses	$3,124	$2,470	$4,479

Schedule of principal components of the deferred tax assets and liabilities
	As of December 31,
	2016	2017

Deferred tax assets
Provision for doubtful accounts	$5,339	$3,422
Accrued payroll and welfare	700	809
Accrued liabilities	2,409	2,414
Long term investment impairment	-	2,328
Excessive advertising fee	1,572	1,990
Excessive employee education fee	150	161
Net operating loss carry forwards	54,567	55,745
Less valuation allowance	(64,737)	(66,869)

Deferred tax assets, net	$-	$-

Deferred tax liabilities	$-	$-

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
	Years ended December 31,
	2015	2016	2017

Loss before provision of income tax	$(214,585)	$(173,400)	$(173,264)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(53,646)	(43,350)	(43,316)
Taxable deemed interest income from inter-company interest-free loans	5,632	6,925	7,288
Non-deductible loss and other expenses not deductible for tax purposes	41,114	42,571	37,096
Effect of income tax rate differences in jurisdictions other than the PRC	(27)	(54)	709
Effect of tax holidays	-	-	570
Changes in valuation allowance	10,051	(3,622)	2,132
Income tax expenses	$3,124	$2,470	$4,479